Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Material income and expense [abstract]
Net (gains) losses due to changes in foreign currency exchange rates	$ (5)	$ 42	$ (18)	$ 63
Net (gains) losses on derivative instruments	(9)	18	(3)	25
Other finance (income) costs	$ (14)	$ 60	$ (21)	$ 88